Cash and cash equivalents - Summary of Cash and Cash Equivalents in the Statement of Cash Flows (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents [abstract]
Cash at bank and in hand	$ 142	$ 179
Short-term deposits	411	632
Money market funds	415	375
Repurchase agreements	40	136
Cash and cash equivalents as recorded in the Group statement of financial position	1,008	1,322
Bank overdrafts	(17)	(44)
Cash and cash equivalents as recorded in the Group statement of cash flows	$ 991	$ 1,278	$ 921	$ 1,391